Nature of Business and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	Feb. 28, 2018	Feb. 28, 2017
State Country Name	State of Minnesota
Accumulated deficit	$ (51,142,038)		$ (48,885,896)	$ (38,642,500)
Allowance for doubtful accounts	5,389		5,456	23,219
Impairment expense	(1,721,760)		(1,721,760)	(1,725,009)
Federal deposit insurance amount	250,000
Depreciation expense	$ 1,842	$ 1,300	6,022	2,782
Insurance				250,000
Bad debt expense				$ 114,829
Minimum [Member]
Property and equipment useful lives	P3Y		P3Y
Maximum [Member]
Property and equipment useful lives	P5Y		P5Y